BORROWINGS - Long-term Future Principal Repayments (Details)	Sep. 30, 2020 CNY (¥)
2021	¥ 609,502,227
2022	262,089,642
2023	100,094,033
2024	101,450,065
2025	953,666,174
Thereafter	3,488,931,974
Total	¥ 5,515,734,115